Financial Instruments and Risk Management - Liquidity risk (Details)													1 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) kr / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 13, 2022 kr / shares shares	Oct. 03, 2022 USD ($)	Oct. 03, 2022 DKK (kr)	Jun. 07, 2022 $ / shares kr / shares	Nov. 09, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Feb. 05, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 DKK (kr) kr / shares	Oct. 31, 2022 DKK (kr)	Aug. 31, 2022 kr / shares	Jul. 07, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 kr / shares	Nov. 30, 2021 DKK (kr)	Nov. 19, 2021	Nov. 09, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)	Feb. 05, 2021 DKK (kr) kr / shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($)	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents																	$ 13,184,000					$ 32,166,000								$ 5,834,000		$ 9,559,000
Equity																	8,303,000					32,437,000								7,038,000		9,362,000
Registered share capital (in DKK) | kr		kr 24,139,413
Share capital																	3,886,000	kr 24,139,413				3,755,000				kr 23,141,524	kr 19,198,668
Outstanding share capital (in DKK)																	$ 8,303,000					$ 32,437,000								$ 7,038,000		$ 9,362,000
ADS
Disclosure of detailed information about financial instruments [line items]
Number of shares issued and sold | shares			114,402			114,402
Price per share issued as commitment fee | $ / shares				$ 2.76
Net proceeds							$ 300,000
Increase in share capital | kr								kr 114,402
Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued and sold | shares															269,136	745,380
Price per share issued as commitment fee | $ / shares															$ 8.89	$ 8.89
Net proceeds															$ 2,400,000	$ 6,600,000
Share capital | kr			kr 24,092,330		kr 24,092,330														kr 24,139,413							kr 23,141,524		kr 19,198,668
Par value per share | kr / shares																		kr 1		kr 1			kr 1					kr 1	kr 1		kr 1
IPO | ADS
Disclosure of detailed information about financial instruments [line items]
Number of shares issued and sold | shares												3,000,000		3,000,000
Number of ordinary shares per ADS																											1	1
Price per share issued as commitment fee | $ / shares												$ 10.00		$ 10.00
Net proceeds												$ 25,300,000		$ 25,300,000
IPO | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Par value per share | kr / shares																												kr 1
Follow-on public offering
Disclosure of detailed information about financial instruments [line items]
Number of ordinary shares per ADS																								1
Follow-on public offering | ADS
Disclosure of detailed information about financial instruments [line items]
Number of shares issued and sold | shares										3,942,856			3,942,856
Number of ordinary shares per ADS																									1	1
Price per share issued as commitment fee | $ / shares										$ 7.00			$ 7.00
Net proceeds										$ 24,900,000			$ 24,900,000
Share capital | kr																								kr 23,141,524
Underwriters option to purchase shares | ADS
Disclosure of detailed information about financial instruments [line items]
Number of shares issued and sold | shares										514,285	514,285
Lincoln Park Purchase Agreement [Member] | ADS
Disclosure of detailed information about financial instruments [line items]
Number of ordinary shares per ADS									1												1
Price per share issued as commitment fee | $ / shares									$ 2.80
Par value per share | kr / shares									$ 1
At-The-Market Issuance Sales Agreement
Disclosure of detailed information about financial instruments [line items]
Percentage of commission to be paid							3.00%
Number of shares issued and sold | shares	4,450	4,450
Net proceeds	$ 9,968
Increase in share capital | kr		kr 4,450
At-The-Market Issuance Sales Agreement | ADS
Disclosure of detailed information about financial instruments [line items]
Aggregate value of shares to sell							$ 14,400,000
Percentage of commission to be paid							3.00%
Threshold period of prior notice to terminate agreement							10 days	10 days
Number of shares issued and sold | shares	4,450	4,450		114,403	114,403
Number of ordinary shares per ADS		1	1		1
Price per share issued as commitment fee | $ / shares	$ 2.24			$ 2.76
Net proceeds				$ 300,000
Increase in share capital | kr					kr 114,403
At-The-Market Issuance Sales Agreement | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Par value per share | kr / shares		kr 1				kr 1